Condensed Statements of Cash Flows (USD $)	12 Months Ended		43 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012
Net loss	$ (10,682)	$ (11,818)	$ (35,527)
Increase (decrease) in Accrued Payables		2,625	4,375
Net cash flows used in operating activities	(10,682)	(9,193)	(31,152)
Issuance of Common Stock			2,000
Advances/Loans from Affiliates	10,905	8,654	29,532
Net cash flows provided by financing activities	10,905	8,654	31,532
Net increase (decrease) in cash	223	(539)	379
Cash - beginning of period	157	696
Cash - end of period	379	157	379
Interest
Income Taxes